UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402 John Hancock Sovereign Bond Fund (Exact name of registrant as specified in charter) 601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code) Alfred P. Ouellette Senior Attorney and Assistant Secretary 601 Congress Street Boston, Massachusetts 02210

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Bond Fund

11.30.2005 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 25

For more information
page 45

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000-8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 13 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of November 30, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2005.
They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks a
high level of current
income consistent
with prudent invest-
ment risk by
investing at least
80% of its assets in a
diversified portfolio
of bonds and other
debt securities,
including corporate
bonds and U.S.
government and
agency securities.

  Over the last six months

■ Bonds declined modestly as high energy prices, solid economic growth and additional interest rate hikes by the Federal Reserve weighed on the market.

■ High-yield corporate bonds posted the best returns, while Treasury and higher-quality corporate bonds lagged.

■ The Fund’s defensive positioning and strong individual security selec-
   tion helped it perform in line with its peer group average and benchmark index.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above

Top 10 issuers
25.7%	Federal National Mortgage Assn.
12.8%	U.S. Treasury
10.5%	Federal Home Loan Mortgage Corp.
1.5%	Federal Home Loan Bank
0.9%	Countrywide Alternative Loan Trust
0.9%	JP Morgan Mortgage Trust
0.8%	Greenwich Capital Commercial Funding Corp.
0.8%	Morgan Stanley Capital I
0.7%	AT&T Corp.
0.7%	BVPS II Funding Corp.
As a percentage of net assets on November 30, 2005.

BY HOWARD C. GREENE, CFA, BARRY H. EVANS, CFA AND BENJAMIN A. MATTHEWS, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Bond Fund

U.S. bonds declined modestly during the six months ended November 30, 2005, as interest rates rose across the board, pushing bond prices lower. The Lehman Brothers U.S. Aggregate Index, a broad measure of U.S. bond market performance, returned -0.48% ..

Interest rates rose in part because of increasing inflation, driven largely by persistently high energy prices. The economy also remained on solid footing, growing at an annual rate of more than 3.5% in the first three quarters of 2005. As a result, the Federal Reserve continued its series of short-term interest rate increases over the past six months. The Fed’s four rate hikes during the period -- for a total of 12 in the last 17 months -- boosted the federal funds rate target to 4%, a level last seen in June 2001.

As interest rates moved higher, short-term and long-term rates continued to converge. The two-year Treasury note yield rose from 3.6% to 4.4%, while the 10-year Treasury yield climbed from 4.0% to 4.5% . The gap between these two yields, which was more than two percentage points in mid-2003, narrowed to less than one-tenth of a percentage point by the end of the period.

“U.S. bonds declined modestly during the six months ended November 30, 2005, as interest rates rose across the board, pushing bond prices lower.”

High-yield corporate bonds continued to out perform, posting positive returns overall for the six-month period while the rest of the bond market declined. Among the remaining fixed-income segments, mortgage-backed securities and government agency bonds held up the best, while Treasury and investment-grade corporate bonds lagged.

Fund performance

For the six months ended November 30, 2005, John Hancock Bond Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of -0.42%, -0.77%, -0.77%, -0.20% and -0.52%, respectively, at net asset value. That compared with the

Howard Greene Barry Evans Ben Matthews

-0.58% return of the average A-rated corporate debt fund, according to Lipper, Inc.1, and the -0.66% return of the Lehman Brothers Government/Credit Bond Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Defensive positioning

The Fund’s good relative performance was largely the result of playing good defense. The key components of our defensive approach -- which has been in place since early 2004 -- included reducing the portfolio’s interest rate sensitivity, upgrading the portfolio’s credit quality and modifying the maturity structure of the portfolio to benefit from the convergence of short- and long-term interest rates. Each of these strategies produced favorable results for the portfolio over the past six months.

More recently, however, we began unwinding some of our defensive positioning. Short- and long-term interest rates have converged sig-nificantly over the past two years and are nearly equal, so we are shifting to a more balanced maturity structure within the portfolio. Similarly, we have moved back toward a more neutral position with regard to the portfolio’s overall interest rate sensitivity.

Sector allocation

Corporate bonds remained the largest sector weighting in the portfolio, but we continued to trim our corporate holdings. Corporate bonds have been the best performers in the bond market for more than three years, and consequently these bonds have become less attractive relative to other fixed-income segments. We increased our positions in government agency bonds and mortgage-backed securities, which offered better credit quality and relatively attractive yields versus corporate bonds.

“The Fund’s good relative performance was largely the result of playing good defense.”

Within the corporate sector, we further reduced our exposure to lower-rated bonds. By the end of the six-month period, below-investment-grade bonds (those rated BB or lower) made up

Quality
distribution[2]

AAA -- 61%

AA -- 3%

A -- 6%

BBB -- 15%

BB -- 11%

B -- 2%

about 13% of the portfolio. However, we are still finding selected opportunities among lower-quality corporate issues.

One trend we observed -- and became wary of -- during the period is an increase in “shareholder activism.” Over the past few years, many corporations successfully cleaned up and strengthened their balance sheets, and as a result, corporate America currently has more cash on its books than ever before. Now, hedge funds and other institutional investors are putting pressure on these companies to use this cash to boost shareholder value -- by paying out more dividends, buying back shares and/or taking on more leverage. While these actions benefit stockholders, they are not generally favorable for bondholders because they weaken the company’s financial position and credit rating.

Consequently, we added more finance-oriented bonds, such as those issued by banks and insurance firms, to the portfolio because they cannot afford to undermine their credit ratings. We also shifted away from bonds issued by consumer companies, reflecting our concerns about slowdowns in retail spending and the housing market.

Winners and losers

Individual security selection added value to the Fund’s performance over the last six months. One of our better individual performers was secured airline bonds backed by Continental Airlines, Inc. jets. Continental’s success in improving cost management and reducing excess capacity helped boost these bonds. Another top performer was ASG Consolidated LLC, which operates fishing vessels primarily off the coast of Alaska. This small, off-the-beaten-path company executed its business strategy successfully and benefited from increased demand for seafood.

“We will continue to focus on higher- quality bonds while seeking out the best values in the bond market for our shareholders.”

We tried to avoid companies that are under pressure to make stock-friendly moves that can harm their balance sheets (and bond values). For the most part, we were successful, but we were not completely immune. One of our holdings was Albertson’s, Inc., a grocery chain that became a likely target for a leveraged buyout that would increase its overall debt load substantially. Another disappointing performer was General Motors Acceptance Corp., (GMAC) the financing arm of General Motors, which was weighed down by troubles at the automaker.

Sector distribution[2]

Government -
U.S. agency -- 38%

Financials -- 24%

Government -
U.S. -- 13%

Utilities -- 8%

Consumer
discretionary -- 3%

Industrials -- 3%

Telecommunication
services -- 3%

Consumer
staples -- 2%

Health care -- 1%

Materials -- 1%

Information
technology -- 1%

Energy -- 1%

Outlook

We believe the Fed is nearly done with its series of rate hikes, though that could change under new Fed chairman Ben Bernanke, who takes over in early 2006. In addition, oil prices have eased from record high levels and the economy is slowing to a more moderate rate of growth. These developments have led us to rein in our defensive positioning somewhat, but we still believe that caution is warranted. We will continue to focus on higher-quality bonds while seeking out the best values in the bond market for our shareholders.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on November 30, 2005.

A LOOK AT PERFORMANCE

For the period ended November 30, 2005

	Class A	Class B	Class C	Class I1	Class R1
Inception date	11-9-73	11-23-93	10-1-98	9-4-01	8-5-03

Average annual returns with maximum sales charge (POP)
One year	-2.20%	-3.17%	0.73%	2.83%	2.27%

Five years	5.05	4.96	5.29	--	--

Ten years	5.46	5.36	--	--	--

Since inception	--	--	4.33	5.51	4.61

Cumulative total returns with maximum sales charge (POP)
Six months	-4.89	-5.63	-1.74	-0.20	-0.52

One year	-2.20	-3.17	0.73	2.83	2.27

Five years	27.95	27.41	29.39	--	--

Ten years	70.12	68.57	--	--	--

Since inception	--	--	35.51	25.54	11.03

SEC 30-day yield as of November 30, 2005
	4.18	3.68	3.68	4.84	3.88

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Government/Credit Bond Index.

	Class B1	Class C1	Class I2	Class R2
Period beginning	11-30-95	10-1-98	9-4-01	8-5-03

Bond Fund	$16,857	$13,551	$12,554	$11,103

Index	18,296	14,511	12,508	10,973

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:
■ Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
■ Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$995.80	$5.37
Class B	992.30	8.86
Class C	992.30	8.86
Class I	998.00	3.24
Class R	994.80	6.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,019.68	$5.44
Class B	1,016.17	8.97
Class C	1,016.17	8.97
Class I	1,021.82	3.28
Class R	1,018.55	6.58

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.07%, 1.77%, 1.77%, 0.65% and 1.30% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on November 30, 2005 (unaudited)

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 47.10%					$518,181,018
(Cost $521,526,387)
Agricultural Products 0.40%					4,394,483

Corn Products International, Inc.,
Sr Note	8.450%	08-15-09	BBB-	$3,985	4,394,483
Airlines 0.48%					5,307,629

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	1,634	1,623,294
Pass Thru Ctf Ser 2000-2 Class A-1 (L)	7.707	04-02-21	BBB	1,896	1,882,640
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	BB-	1,985	1,801,115

Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	5,800	580
Broadcasting & Cable TV 1.06%					11,691,576

BSKYB Finance UK Plc,
Gtd Sr Note (United Kingdom) (L)(S)	6.500	10-15-35	BBB	2,375	2,364,823

Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	1,635	1,814,850

Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,560	1,669,200

TCI Communications, Inc.,
Deb	9.800	02-01-12	BBB	1,990	2,399,486

XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05
then 14.000%) (O)	Zero	12-31-09	CCC+	1,895	2,004,342
Sr Sec Note	12.000	06-15-10	CCC+	1,279	1,438,875
Casinos & Gaming 1.09%					12,005,659

Chuksani Economic Development Auth.,
Sr Note (S)	8.000	11-15-13	BB-	570	572,850

Harrah’s Operating Co., Inc.,
Sr Note	7.125	06-01-07	BBB-	2,940	3,020,906

Jacob’s Entertainment, Inc.,
Sr Sec Note (B)	11.875	02-01-09	B	3,235	3,479,566

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Casinos & Gaming (continued)

Mashantucket West Pequot,
Note (S)	5.912%	09-01-21	BBB-	$1,250	$1,237,362

Mohegan Tribal Gaming Auth.,
Sr Sub Note	7.125	08-15-14	B+	1,050	1,071,000

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	1,595	1,674,750

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	883	949,225
Commodity Chemicals 0.24%					2,609,814

RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	2,605	2,609,814
Computer Hardware 0.16%					1,767,948

Activant Solutions, Inc.,
Sr Floating Rate Note (P)(S)	10.054	04-01-10	B+	500	512,500

Pioneer Standard Electronics, Inc.,
Sr Note	9.500	08-01-06	BB-	1,235	1,255,448
Construction Materials 0.14%					1,547,875

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	1,525	1,547,875
Consumer Finance 2.14%					23,491,509

American General Finance Corp.,
Med Term Note Ser I	4.875	07-15-12	A+	3,965	3,869,162

Ford Motor Credit Co.,
Floating Rate Note (L)(P)	5.290	11-16-06	BB+	5,795	5,621,869

General Motors Acceptance Corp.,
Note (L)	6.750	12-01-14	BB	1,915	1,737,412

Household Finance Corp.,
Note	6.375	10-15-11	A	1,785	1,886,824

HSBC Finance Capital Trust IX,
Floating Rate Note (5.611% until
11-30-15 then variable) (P)	5.911	11-30-35	BBB+	2,600	2,621,938

HSBC Finance Corp.,
Sr Note (L)	6.750	05-15-11	A	4,140	4,447,946

SLM Corp.,
Med Term Floating Rate Note Ser A (P)	4.280	01-25-08	A	3,305	3,306,358
Diversified Banks 2.03%					22,373,642

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	4,420	4,694,509

Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15
then variable) (Japan) (S)	5.506	12-29-49	Baa2	2,780	2,673,518

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Diversified Banks (continued)

Citigroup, Inc.,
Sub Note	5.000%	09-15-14	A+	$1,000	$982,175

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)	5.260	12-29-49	AA	4,230	4,206,101

Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom)	7.648	08-29-49	A	4,140	4,893,348

St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)	8.485	12-31-49	Baa1	4,555	4,923,991
Diversified Chemicals 0.22%					2,412,800

Lyondell Chemical Co.,
Gtd Sr Sub Note (L)	10.875	05-01-09	B	2,320	2,412,800
Diversified Commercial Services	0.36%				3,935,719

Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	2,295	2,100,719

Sotheby’s Holdings, Inc.,
Note	6.875	02-01-09	BB-	1,835	1,835,000
Diversified Financial Services 0.27%					2,961,032

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	3,180	2,961,032
Diversified Metals & Mining 0.31%					3,365,000

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	10.125	02-01-10	B+	2,000	2,190,000

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	1,175	1,175,000
Electric Utilities 6.34%					69,713,610

AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A (L)	9.000	01-02-17	BB+	3,742	4,247,154

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BB+	3,919	4,512,924

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	6,387	7,511,687

DTE Energy Co.,
Sr Note	6.450	06-01-06	BBB-	2,005	2,021,070

Duke Energy Corp.,
Note	7.000	10-15-06	BBB-	1,225	1,238,547

East Coast Power LLC,
Sr Sec Note Ser B	7.066	03-31-12	BBB-	3,062	3,169,409

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities (continued)

Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625%	04-30-13	BBB-	$1,920	$2,096,410

Entergy Gulf States, Inc.,
1st Mtg Note	5.700	06-01-15	BBB+	1,355	1,311,174

HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	2,895	3,214,744

Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	1,576	1,697,847

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	3,000	3,277,500

Kansas Gas & Electric Co.,
Bond	5.647	03-29-21	BB-	1,910	1,875,754

Midland Funding Corp. II,
Lease Obligation Bond Ser B	13.250	07-23-06	BB-	4,002	4,170,242

Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	2,445	2,781,512

Pepco Holdings, Inc.,
Floating Rate Sr Note (P)	4.495	06-01-10	BBB	1,135	1,139,995

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	4,091	4,756,524

PSE&G Energy Holdings LLC,
Sr Note	7.750	04-16-07	BB-	2,360	2,407,200

System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	2,890	2,780,943

Texas-New Mexico Power Co.,
Sr Note	6.125	06-01-08	BBB	3,350	3,386,659

TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	3,295	3,322,727

TXU Australia Holdings, L.P.,
Sr Note (Australia)	6.750	12-01-06	A-	1,650	1,676,524

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	5,053	5,315,735

Westar Energy, Inc.,
1st Mtg Bond	5.950	01-01-35	BBB-	1,915	1,801,329
Electrical Components & Equipment	0.32%				3,575,111

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	3,425	3,575,111
Food Retail 0.83%					9,124,639

Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1	7.820	01-02-20	BB	4,035	4,337,323

Albertson’s, Inc.,
Sr Deb	7.450	08-01-29	BBB-	515	441,702

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Food Retail (continued)

Delhaize America, Inc.,
Gtd Note	9.000%	04-15-31	BB+	$1,575	$1,791,444

Food Lion, Inc.,
Note	8.730	08-30-06	BB+	2,500	2,554,170
Gas Utilities 0.72%					7,917,781

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,600	2,606,500

Energy Transfer Partners,
Sr Note (G)(S)	5.650	08-01-12	BBB-	3,415	3,336,475

NorAm Energy Corp.,
Deb	6.500	02-01-08	BBB	1,925	1,974,806
Health Care Facilities 0.26%					2,866,986

HCA, Inc.,
Note	9.000	12-15-14	BB+	822	951,643

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	1,855	1,915,343
Health Care Services 0.20%					2,252,604

Caremark Rx, Inc.,
Sr Note	7.375	10-01-06	BBB-	2,210	2,252,604
Hotels, Resorts & Cruise Lines 0.47%					5,163,293

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	3,130	3,196,412

Meditrust,
Med Term Note	7.300	01-16-06	BB-	1,945	1,966,881
Industrial Conglomerates 0.56%					6,165,218

General Electric Co.,
Note	5.000	02-01-13	AAA	6,215	6,165,218
Industrial Machinery 0.56%					6,132,680

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	2,960	3,197,966

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	2,839	2,934,714
Insurance Brokers 0.20%					2,178,207

Willis Group North America,
Gtd Note	5.625	07-15-15	BBB-	1,250	1,235,760
Gtd Note	5.125	07-15-10	BBB-	950	942,447
Integrated Oil & Gas 0.25%					2,800,250

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	2,435	2,800,250

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Investment Banking & Brokerage 0.53%					$5,838,931

Ameriprise Financial, Inc.,
Sr Note	5.350%	11-15-10	A-	$2,055	2,062,431

Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)	8.375	12-29-49	A2	3,500	3,776,500
Life & Health Insurance 0.38%					4,146,059

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	2,205	2,226,122

Phoenix Life Insurance Co.,
Note (S)	7.150	12-15-34	BBB+	1,920	1,919,937
Meat, Poultry & Fish 0.32%					3,510,687

American Seafood Group LLC,
Gtd Sr Sub Note	10.125	04-15-10	B-	955	1,014,687

ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08,
then 11.500%) (O)	Zero	11-01-11	B-	3,200	2,496,000
Metal & Glass Containers 0.16%					1,716,000

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,650	1,716,000
Metals & Mining 0.10%					1,117,743

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	1,140	1,117,743
Multi-Line Insurance 1.12%					12,368,986

American International Group,
Note (S)	5.050	10-01-15	AA	3,000	2,918,262

Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)	7.625	11-15-23	AA	3,150	3,841,743

New York Life Insurance Co.,
Note (S)	5.875	05-15-33	AA-	3,685	3,766,737

Zurich Capital Trust I,
Gtd Cap Security (S)	8.376	06-01-37	A-	1,705	1,842,244
Multi-Media 0.53%					5,813,206

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB-	3,000	3,600,528

Time Warner, Inc.,
Deb	9.125	01-15-13	BBB+	1,851	2,212,678
Multi-Utilities & Unregulated Power	0.70%				7,648,069

East Coast Power LLC,
Sr Sec Note	6.737	03-31-08	BBB-	203	205,296

Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BB+	653	700,192
Sr Sec Note Ser C	7.840	05-30-10	BB+	6,476	6,742,581

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Oil & Gas Drilling 0.15%					$1,658,723

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326%	08-01-13	BBB-	$1,695	1,658,723
Oil & Gas Exploration & Production 0.57%					6,290,759

Enterprise Products Partners, L.P.,
Sr Note	4.950	06-01-10	BB+	6,440	6,290,759
Packaged Foods & Meats 0.10%					1,139,889

General Foods Corp.,
Deb	7.000	06-15-11	A-	1,145	1,139,889
Paper Products 0.20%					2,221,306

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	655	648,450

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	1,570	1,572,856
Pharmaceuticals 0.50%					5,482,752

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	2,380	2,604,284

Wyeth,
Note (S)	5.500	02-15-16	A	2,865	2,878,468
Property & Casualty Insurance	0.54%				5,967,991

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	2,380	2,512,088

Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	1,700	1,805,041

URC Holdings Corp.,
Sr Note (S)	7.875	06-30-06	AA-	1,630	1,650,862
Real Estate Investment Trusts	1.36%				14,971,525

American Health Properties, Inc.,
Note	7.500	01-15-07	BBB+	2,380	2,441,397

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	2,515	2,778,645

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	1,525	1,515,699

ProLogis Trust,
Note	7.050	07-15-06	BBB+	1,745	1,762,377

Simon Property Group, L.P.,
Note	5.450	03-15-13	BBB+	1,910	1,899,835

Spieker Properties, Inc.,
Note	7.125	12-01-06	BBB+	4,490	4,573,572

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Real Estate Management & Development 0.20%					$2,234,907

Socgen Real Estate Co., LLC,
Perpetual Bond Ser A (7.640% to
09-30-07 then variable) (S)	7.640%	12-29-49	A	$2,140	2,234,907
Regional Banks 1.28%					14,124,752

BankAmerica Institutional Bank,
Gtd Cap Security Ser B (S)	7.700	12-31-26	A	1,060	1,123,101

Colonial Bank,
Sub Note	9.375	06-01-11	BBB-	2,405	2,813,472

Mainstreet Capital Trust I,
Gtd Jr Sub Cap Security Ser B (G)	8.900	12-01-27	A3	2,380	2,599,415

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	3,030	3,251,538

State Street Institutional Capital Trust,
Gtd Cap Security Ser A (S)	7.940	12-30-26	A	1,325	1,408,653

Wachovia Capital Trust II,
Gtd Floating Rate Cap Security (P)	4.650	01-15-27	A-	3,050	2,928,573
Soft Drinks 0.15%					1,633,837

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,545	1,633,837
Specialized Finance 1.54%					16,892,176

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)	8.144	05-01-21	BB	3,640	3,748,618

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	6.140	02-15-12	Baa3	2,285	2,250,999

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,924	4,113,239

Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)	5.098	01-15-34	BBB	3,445	3,381,794
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,820	1,756,776

Humpuss Funding Corp.,
Note (S)	7.720	12-15-09	B2	1,674	1,640,750
Specialty Chemicals 0.14%					1,514,100

NOVA Chemicals Ltd.,
Note (Canada)	7.875	09-15-25	BB+	1,545	1,514,100
Telecommunication Services 1.92%					21,079,651

AT&T Corp.,
Med Term Note	8.350	05-15-25	BB+	2,870	2,977,625
Sr Note	9.750	11-15-31	A	3,785	4,655,550

Cox Communications, Inc.,
Floating Rate Note (P)	4.407	12-14-07	BBB-	1,460	1,471,188

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Telecommunication Services (continued)

Intelsat Bermuda Ltd.,
Floating Rate Sr Note (Bermuda) (L)(P)(S)	8.695%	01-15-12	B+	$1,000	$1,015,000

Telecom de Puerto Rico,
Gtd Sr Sub Note (Puerto Rico)	6.650	05-15-06	BBB+	4,750	4,784,362

Telecom Italia Capital,
Gtd Note (Luxembourg)	6.000	09-30-34	BBB+	3,220	3,078,826

Verizon Florida, Inc.,
Sr Deb Ser F	6.125	01-15-13	A+	3,075	3,097,100
Telecommunications Equipment 0.53%					5,881,897

Corning, Inc.,
Med Term Note	8.300	04-04-25	Ba2	4,230	4,392,144
Note	6.050	06-15-15	BBB-	1,515	1,489,753
Thrifts & Mortgage Finance 11.71%					128,829,966

American Home Mortgage
Investment Trust,
Asset Backed Ctf Ser 2005-2
Class 4A1	5.660	09-25-45	AAA	6,302	6,326,233

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933	07-10-45	AAA	1,870	1,819,454

Bear Stearns Adjustable Rate
Mortgage Trust,
Mtg Pass Thru Ser 2003-9
Class 3A2 (P)	4.993	02-25-34	AAA	2,461	2,426,224

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.395	04-25-35	AA+	1,888	1,858,817

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-T20
Class A4A	5.303	10-12-42	Aaa	1,965	1,955,518

Chaseflex Trust,
Asset Backed Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	5,513	5,411,841

Citi/Deutsche Bank Commercial
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4	5.225	07-15-44	AAA	2,795	2,797,188
Mtg Pass Thru Ctf Ser 2005-CD1
Class C	5.225	07-15-44	AA	1,335	1,320,540

ContiMortgage Home Equity
Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	709	734,281

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000%	11-25-34	AAA	$4,479	$4,473,094
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	2,610	2,651,841

Countrywide Home Loans
Servicing, L.P.,
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	3,213	3,185,451

Doral Financial Corp.,
Floating Rate Note (Puerto Rico) (P)	5.004	07-20-07	BB-	5,300	4,949,760

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.251	12-25-34	AA	1,442	1,421,654

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	3,961	4,024,452

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2003-C2
Class A-2	4.022	01-05-36	AAA	3,495	3,385,097
Mtg Pass Thru Ctf Ser 2005-GG5
Class A2	5.117	04-10-37	AAA	5,650	5,638,662

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.441	08-25-34	AA	3,222	3,162,936

Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	2,180	2,157,564
Asset Backed Ctf Ser 2005-AR5
Class B1 (P)	5.443	05-25-35	AA	2,357	2,340,996

JP Morgan Chase Commercial Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	3,995	3,891,813
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	2,126	2,067,732

JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-A2
Class 1A1 (P)	4.770	04-25-35	AAA	5,153	5,060,513
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	4,871	4,932,243

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

MLCC Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2004-1
Class 2A1 (P)	4.746%	12-25-34	Aaa	$3,502	$3,458,972

Morgan Stanley Capital I,
Commercial Mtg Pass Thru Ctf
Ser 2005-HQ7 Class A4	5.205	11-14-42	AAA	3,765	3,780,391
Commercial Mtg Pass Thru Ctf
Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	5,270	5,239,615

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.375	05-25-35	AAA	1,460	1,414,468

Renaissance Home Equity Loan Trust,
Asset Backed Note Ser 2004-4
Class AF2	3.856	02-25-35	AAA	5,855	5,775,452
Asset Backed Note Ser 2005-2
Class AF3	4.499	08-25-35	AAA	3,005	2,953,897
Asset Backed Note Ser 2005-2
Class AF4	4.934	08-25-35	AAA	2,855	2,784,054

Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf
Ser 2003-RS10 Class AI-5	4.910	01-25-31	AAA	4,595	4,570,047

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class A (S)	5.369	11-15-35	Aaa	1,310	1,317,113
Sub Bond Ser 2005-1A Class B (S)	5.565	11-15-35	Aa2	1,300	1,307,566
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	500	503,086
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	600	603,680

Sovereign Capital Trust I,
Gtd Cap Sec	9.000	04-01-27	BB	3,840	4,127,601

Specialty Underwriting & Residential
Finance Trust,
Mtg Ln Asset Backed Ctf Ser 2003-BC4
Class A3B	4.788	11-25-34	AAA	4,030	3,995,206

Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	3,870	3,902,405

Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2005-AR2
Class 3A1 (P)	4.953	03-25-35	Aaa	5,187	5,102,509
Tobacco 0.58%					6,337,738

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	1,355	1,546,394

Phillip Morris Co., Inc.,
Note	6.950	06-01-06	BBB	4,745	4,791,344

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Trucking 0.66%					$7,300,169

ERAC USA Finance Co.,
Bond (S)	5.900%	11-15-15	BBB+	$2,115	2,133,464
Note (S)	7.950	12-15-09	BBB+	1,985	2,180,630

Hertz Corp.,
Note	4.700	10-02-06	BBB-	2,995	2,986,075
Utilities Other 0.27%					2,959,040

Magellan Midstream Partners, L.P.,
Note	6.450	06-01-14	BBB	2,800	2,959,040
Wireless Telecommunication Services	1.25%				13,745,094

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,905	1,890,231

AT&T Wireless Services , Inc.,
Sr Note	8.125	05-01-12	A	1,700	1,957,055

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class A (L)	4.643	06-15-35	Aaa	2,565	2,495,024
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	2,960	2,883,490

Nextel Communications, Inc.,
Sr Note	5.950	03-15-14	BB	3,000	2,999,988

Rogers Wireless, Inc.,
Sr Sub Note (Canada) (L)	8.000	12-15-12	B+	1,435	1,519,306

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.23%			$2,482,892
(Cost $2,501,000)
Agricultural Products 0.23%			2,482,892

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	30,500	2,482,892

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 51.06%					$561,746,310

(Cost $564,596,699)
Government U.S. 12.75%					140,265,113

United States Treasury,
Bond (L)	6.875%	08-15-25	AAA	$38,795	48,901,408
Bond (L)	5.375	02-15-31	AAA	45,310	49,784,363
Note (L)	4.500	11-15-10	AAA	11,350	11,386,797
Note (L)	4.500	11-15-15	AAA	9,055	9,056,413
Note (L)	4.250	10-15-10	AAA	7,585	7,521,597
Note (L)	4.250	11-15-13	AAA	3,360	3,299,624
Note (L)	4.000	02-15-15	AAA	10,325	9,910,792
Note (L)	3.875	02-15-13	AAA	420	404,119

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency 38.31%					$421,481,197

Federal Home Loan Bank,
Bond	5.125%	11-01-10	AAA	$1,695	1,684,891
Bond	5.020	11-07-08	AAA	3,065	3,059,541
Bond	4.600	04-11-08	AAA	5,380	5,353,649
Bond	4.500	04-11-08	AAA	3,065	3,044,431
Bond	4.250	03-24-08	AAA	3,345	3,303,977

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	85	90,700
30 Yr Pass Thru Ctf (M)	6.000	12-15-35	AAA	23,240	23,407,049
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	11,038	10,618,244
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,261	1,212,835
CMO REMIC 2489-PE	6.000	08-15-32	AAA	2,690	2,724,973
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,562	1,503,066
CMO REMIC 2754-PC	5.000	12-15-28	AAA	4,375	4,291,458
CMO REMIC 2836-QD	5.000	09-15-27	AAA	6,360	6,290,395
CMO REMIC 3033-JH	5.000	06-15-32	AAA	6,621	6,527,268
CMO REMIC 3033-KT	5.000	09-15-22	AAA	10,842	10,736,805
CMO REMIC 3046-BA	5.000	10-15-24	AAA	7,607	7,534,907
Med Term Note	4.875	10-04-10	AAA	5,810	5,744,155
Note	5.300	11-17-10	AAA	5,835	5,837,241
Note	5.100	11-14-08	AAA	9,000	8,984,232
Note	4.900	11-03-08	AAA	7,140	7,113,461
Note	4.750	10-17-08	AAA	5,895	5,857,213
Note	4.625	08-22-08	AAA	7,625	7,562,162

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	06-01-10	AAA	804	874,100
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	83	85,128
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	178	184,041
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	757	787,520
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	185	192,681
15 Yr Pass Thru Ctf	5.500	10-01-20	AAA	4,000	4,018,929
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	6,591	6,622,101
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	11,709	11,764,521
15 Yr Pass Thru Ctf	5.000	05-01-18	AAA	8,059	7,954,635
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	10,663	10,508,246
15 Yr Pass Thru Ctf	5.000	10-01-19	AAA	21,624	21,314,863
15 Yr Pass Thru Ctf	5.000	11-01-20	AAA	28,305	27,894,640
15 Yr Pass Thru Ctf	4.500	05-01-18	AAA	9,615	9,325,226
15 Yr Pass Thru Ctf	4.500	10-01-18	AAA	19,333	18,750,001
15 Yr Pass Thru Ctf	4.500	05-01-20	AAA	5,358	5,181,290
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	840	845,011
30 Yr Pass Thru Ctf	6.000	09-01-35	AAA	15,745	15,842,820
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	579	582,854
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	56,316	55,602,184
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	5,585	5,373,970
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	17,520	16,859,961

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency (continued)

Federal National Mortgage Assn., (continued)
30 Yr Pass Thru Ctf	4.500%	09-01-35	AAA	$9,868	$9,220,332
CMO REMIC 2003-17-QT	5.000	08-25-27	AAA	13,365	13,209,280
CMO REMIC 2003-33-AC	4.250	03-25-33	AAA	1,289	1,241,628
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	3,563	3,201,725
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	3,541	3,263,408
CMO REMIC 2003-63-PE	3.500	07-25-33	AAA	2,833	2,596,455
Note	5.000	11-14-08	AAA	6,175	6,169,856
Note (L)	5.000	04-19-10	AAA	4,765	4,754,126
Note (L)	4.750	08-25-08	AAA	6,580	6,556,911
Note (L)	4.300	05-05-08	AAA	11,980	11,825,230

Financing Corp.,
Bond	10.350	08-03-18	Aaa	3,545	5,268,593

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	25	28,128
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	50	55,714
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	12	13,010
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	38	41,958
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	12	13,684
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	55	60,753
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	22	24,910
CMO REMIC 2003-42-XA	3.750	05-16-33	AAA	946	888,121

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 3.02%			$33,183,000
(Cost $33,183,000)
Joint Repurchase Agreement 3.02%			33,183,000

Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. -- Dated 11-30-05, due
12-1-05 (secured by U.S. Treasury Inflation Indexed
Bonds 3.375% and 3.625%, due 4-15-28 and
4-15-32 and U.S. Treasury Inflation Indexed Note
1.625%, due 1-15-15)	3.950%	$33,183	33,183,000

Total investments 101.41%			$1,115,593,220

Other assets and liabilities, net (1.41%)			($15,546,646)

Total net assets 100.00%			$1,100,046,574

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments
(A)	Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.
(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.
(G)	Security rated internally by John Hancock Advisers, LLC.
(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(L)	All or a portion of this security is on loan as of November 30, 2005.
(M)	This security having an aggregate value of $23,407,049, or 2.13% of the Fund’s net assets, has been purchased as a forward commitment -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on these until settlement date. The
Fund has segregated assets with a current value at least equal to the amount of the forward commitment.
Accordingly, the market value of $23,952,300 of Federal National Mortgage Assn., 4.500%, 10-1-18 and Federal
National Mortgage Assn., 5.000%, 8-25-27 has been segregated to cover the forward commitment.
(O)	Cash interest will be paid on this obligation at the stated rate beginning on the stated date.
(P)	Represents rate in effect on November 30, 2005.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $95,528,075 or 8.68% of the Fund’s net assets as of November 30, 2005.
Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; how-
ever, security is U.S. dollar-denominated.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $1,121,807,086)
including $178,876,378 of securities loaned	$1,115,593,220
Cash	32,866
Receivable for investments sold	3,257,596
Receivable for shares sold	343,465
Interest receivable	11,501,297
Unrealized appreciation of swap contracts	64,175
Other assets	126,041
Total assets	1,130,918,660

Liabilities
Payable for investments purchased	27,981,063
Payable for shares repurchased	1,677,893
Payable for swap contracts	19,722
Dividends payable	136,855
Payable to affiliates
Management fees	453,113
Distribution and service fees	70,029
Other	223,782
Other payables and accrued expenses	309,629
Total liabilities	30,872,086

Net assets
Capital paid-in	1,122,247,984
Accumulated net realized loss on investments,
financial futures contracts and swap contracts	(13,784,820)
Net unrealized depreciation of investments
and swap contracts	(6,149,691)
Distributions in excess of net investment income	(2,266,899)
Net assets	$1,100,046,574

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($958,140,460 ÷ 64,381,532 shares)	$14.88
Class B ($109,399,403 ÷ 7,351,103 shares)	$14.88
Class C ($25,862,463 ÷ 1,737,826 shares)	$14.88
Class I ($6,251,319 ÷ 420,071 shares)	$14.88
Class R ($392,929 ÷ 26,404 shares)	$14.88

Maximum offering price per share
Class A1 ($14.88 ÷ 95.5%)	$15.58

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended November 30, 2005 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$30,672,765
Securities lending	247,195
Dividends	166,454
Total investment income	31,086,414

Expenses
Investment management fees	2,859,777
Class A distribution and service fees	1,486,333
Class B distribution and service fees	597,310
Class C distribution and service fees	136,793
Class R distribution and service fees	838
Class A, B and C transfer agent fees	1,044,205
Class I transfer agent fees	1,467
Class R transfer agent fees	343
Accounting and legal services fees	142,989
Custodian fees	129,283
Printing	76,416
Trustees’ fees	54,496
Miscellaneous	44,491
Registration and filing fees	42,134
Professional fees	37,947
Compliance fees	12,033
Securities lending fees	11,311
Interest	10,837
Total expenses	6,689,003
Less expense reductions	(42,818)
Net expenses	6,646,185
Net investment income	24,440,229

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(829,317)
Financial futures contracts	353,112
Swap contracts	(12,222)
Change in net unrealized appreciation (depreciation) of
Investments	(29,168,258)
Financial futures contracts	338,237
Swap contracts	64,175
Net realized and unrealized loss	(29,254,273)
Decrease in net assets from operations	($4,814,044)

1 Semiannual period from 6-1-05 through 11-30-05.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	5-31-05	11-30-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$52,262,850	$24,440,229
Net realized gain (loss)	5,559,997	(488,427)
Change in net unrealized
appreciation (depreciation)	24,622,118	(28,765,846)
Increase (decrease) in net assets
resulting from operations	82,444,965	(4,814,044)
Distributions to shareholders
From net investment income
Class A	(49,122,496)	(23,371,897)
Class B	(5,941,309)	(2,398,151)
Class C	(1,227,067)	(549,752)
Class I	(254,528)	(151,125)
Class R	(8,053)	(7,541)
	(56,553,453)	(26,478,466)
From Fund share transactions	(98,851,379)	(43,106,440)

Net assets
Beginning of period	1,247,405,391	1,174,445,524
End of period[2]	$1,174,445,524	$1,100,046,574

1 Semiannual period from 6-1-05 through 11-30-05. Unaudited.

2 Includes distributions in excess of net investment of $228,662 and $2,266,899, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$13.93	$14.69	$14.71	$15.69	$14.98	$15.30
Net investment income[4]	0.92	0.82	0.72	0.70	0.67	0.33
Net realized and unrealized
gain (loss) on investments	0.76	0.06	1.02	(0.65)	0.38	(0.39)
Total from
investment operations	1.68	0.88	1.74	0.05	1.05	(0.06)
Less distributions
From net investment income	(0.92)	(0.86)	(0.76)	(0.76)	(0.73)	(0.36)
Net asset value, end of period	$14.69	$14.71	$15.69	$14.98	$15.30	$14.88
Total return[5] (%)	12.38	6.10	12.26	0.31	7.11[6]	(0.42)[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,140	$1,144	$1,192	$1,047	$1,012	$958
Ratio of expenses
to average net assets (%)	1.12	1.11	1.12	1.09	1.05	1.07[8]
Ratio of adjusted expenses
to average net assets[9] (%)	--	--	--	--	1.06	1.08[8]
Ratio of net investment income
to average net assets (%)	6.38	5.51	4.84	4.55	4.41	4.36[8]
Portfolio turnover (%)	235	189	273	241	139	96

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$13.93	$14.69	$14.71	$15.69	$14.98	$15.30
Net investment income[4]	0.83	0.72	0.62	0.59	0.57	0.28
Net realized and unrealized
gain (loss) on investments	0.76	0.06	1.02	(0.65)	0.37	(0.39)
Total from
investment operations	1.59	0.78	1.64	(0.06)	0.94	(0.11)
Less distributions
From net investment income	(0.83)	(0.76)	(0.66)	(0.65)	(0.62)	(0.31)
Net asset value, end of period	$14.69	$14.71	$15.69	$14.98	$15.30	$14.88
Total return[5] (%)	11.64	5.37	11.48	(0.39)	6.37[6]	(0.77)[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$218	$236	$233	$164	$128	$109
Ratio of expenses
to average net assets (%)	1.78	1.81	1.82	1.79	1.75	1.77[8]
Ratio of adjusted expenses
to average net assets[9] (%)	--	--	--	--	1.76	1.78[8]
Ratio of net investment income
to average net assets (%)	5.71	4.81	4.15	3.84	3.70	3.66[8]
Portfolio turnover (%)	235	189	273	241	139	96

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	5-31-01[1]	5-31-02[1,2]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$13.93	$14.69	$14.71	$15.69	$14.98	$15.30
Net investment income[4]	0.82	0.72	0.62	0.59	0.57	0.28
Net realized and unrealized
gain (loss) on investments	0.76	0.06	1.02	(0.64)	0.37	(0.39)
Total from
investment operations	1.58	0.78	1.64	(0.05)	0.94	(0.11)
Less distributions
From net investment income	(0.82)	(0.76)	(0.66)	(0.66)	(0.62)	(0.31)
Net asset value, end of period	$14.69	$14.71	$15.69	$14.98	$15.30	$14.88
Total return[5] (%)	11.60	5.36	11.48	(0.39)	6.37[6]	(0.77)[6,7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$26	$44	$45	$32	$28	$26
Ratio of expenses
to average net assets (%)	1.82	1.81	1.82	1.79	1.75	1.77[8]
Ratio of adjusted expenses
to average net assets[9] (%)	--	--	--	--	1.76	1.78[8]
Ratio of net investment income
to average net assets (%)	5.66	4.81	4.15	3.84	3.71	3.66[8]
Portfolio turnover (%)	235	189	273	241	139	96

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	5-31-02[1,2,10]	5-31-03	5-31-04	5-31-05	11-30-05[3]

Per share operating performance
Net asset value, beginning of period	$14.96	$14.71	$15.69	$14.98	$15.30
Net investment income[4]	0.66	0.78	0.76	0.73	0.36
Net realized and unrealized
gain (loss) on investments	(0.21)	1.02	(0.64)	0.38	(0.38)
Total from investment operations	0.45	1.80	0.12	1.11	(0.02)
Less distributions
From net investment income	(0.70)	(0.82)	(0.83)	(0.79)	(0.40)
Net asset value, end of period	$14.71	$15.69	$14.98	$15.30	$14.88
Total return[5] (%)	3.04[7]	12.71	0.78	7.55	(0.20)[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[11]	$9	$5	$5	$6
Ratio of expenses
to average net assets (%)	0.68[8]	0.72	0.63	0.65	0.65[8]
Ratio of net investment income
to average net assets (%)	5.94[8]	5.23	4.98	4.82	4.78[8]
Portfolio turnover (%)	189	273	241	139	96

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS R SHARES

Period ended	5-31-04[10]	5-31-05	11-30-05[3]

Per share operating performance
Net asset value,
beginning of period	$14.93	$14.98	$15.30
Net investment income[4]	0.54	0.67	0.31
Net realized and unrealized
gain (loss) on investments	0.10	0.36	(0.38)
Total from investment operations	0.64	1.03	(0.07)
Less distributions
From net investment income	(0.59)	(0.71)	(0.35)
Net asset value, end of period	$14.98	$15.30	$14.88
Total return[5] (%)	4.30[7]	7.02	(0.52)[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[11]	--[11]	--[11]
Ratio of expenses
to average net assets (%)	1.38[8]	1.12	1.30[8]
Ratio of net investment income
to average net assets (%)	4.40[8]	4.44	4.12[8]
Portfolio turnover (%)	241	139	96

1Audited by previous auditor.

2As required, effective 6-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 5-31-02, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to 6-1-01 have not been restated to reflect this change in presentation.

3Semiannual period from 6-1-05 through 11-30-05. Unaudited.

4Based on the average of the shares outstanding.

5Assumes dividend reinvestment and does not reflect the effect of sales charges.

6Total returns would have been lower had certain expenses not been reduced during the periods shown.

7Not annualized.

8Annualized.

9Does not take into effect expense reductions during the periods shown.

10Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

11Less than $500,000.

See notes to financial statements.

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Bond Fund (the “Fund”) is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2005, the Fund loaned securities having a market value of $178,876,378 collateralized by securities in the amount of $185,299,657. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on November 30, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the coun-terparty’s ability to perform under the contract and may decline in value if the coun-terparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following credit default swap contracts open on November 30, 2005:

		ANNUAL
	NOTIONAL	PAYMENTS MADE	TERMINATION
ISSUER	AMOUNT	BY FUND	DATE	APPRECIATION

PROTECTION RECEIVED
Dow Jones
CDX.NA.XO	$5,000,000	2.00%	Dec 10	$64,175

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,063,576 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2009 -- $13,027,799 and May 31, 2010 -- $35,777.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $56,553,453. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net asset value in excess of $2,500,000,000. Effective December 31, 2005, the investment management teams of the Adviser will be reorganized into Sovereign Asset Management LLC (“Sovereign”). The Adviser will remain the principal adviser on the Fund and Sovereign will act as sub-adviser under the supervision of the Adviser. This restructuring will not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund will not be responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25%

of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2005, JH Funds received net up-front sales charges of $247,500 with regard to sales of Class A shares. Of this amount, $28,366 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $94,392 was paid as sales commissions to unrelated broker-dealers and $124,742 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2005, CDSCs received by JH Funds amounted to $103,909 for Class B shares and $619 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of Class R average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $42,818 during the period ended November 30, 2005. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $142,989. The Fund also paid the Adviser the amount of $379 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser owned 6,698 Class R shares of beneficial interest of the Fund on November 30, 2005.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The

Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-05		Period ended 11-30-05[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	3,279,955	$49,959,779	1,652,552	$24,986,195
Distributions reinvested	2,672,659	40,683,038	1,304,361	19,702,156
Repurchased	(9,645,735)	(146,767,346)	(4,754,897)	(71,801,919)
Net decrease	(3,693,121)	($56,124,529)	(1,797,984)	($27,113,568)

Class B shares
Sold	907,288	$13,835,452	252,812	$3,827,700
Distributions reinvested	288,388	4,387,875	118,547	1,791,095
Repurchased	(3,802,719)	(57,917,391)	(1,373,392)	(20,733,815)
Net decrease	(2,607,043)	($39,694,064)	(1,002,033)	($15,115,020)

Class C shares
Sold	185,685	$2,833,152	90,061	$1,360,952
Distributions reinvested	62,307	948,006	28,063	423,900
Repurchased	(520,133)	(7,914,164)	(242,519)	(3,659,581)
Net decrease	(272,141)	($4,133,006)	(124,395)	($1,874,729)

Class I shares
Sold	117,767	$1,798,813	82,328	$1,244,350
Distributions reinvested	16,220	246,932	9,045	136,566
Repurchased	(76,918)	(1,174,259)	(30,091)	(455,030)
Net increase	57,069	$871,486	61,282	$925,886

Class R shares
Sold	14,967	$231,110	12,332	$186,644
Distributions reinvested	73	1,116	255	3,841
Repurchased	(229)	(3,492)	(7,800)	(119,494)
Net increase	14,811	$228,734	4,787	$70,991

Net decrease	(6,500,425)	($98,851,379)	(2,858,343)	($43,106,440)

1 Semiannual period from 6-1-05 through 11-30-05. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2005, aggregated $859,376,829 and $877,745,130, respectively.

Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $209,281,522 and $223,321,178, respectively, during the period ended November 30, 2005.

The cost of investments owned on November 30, 2005, including short-term investments, for federal income tax purposes, was $1,125,502,273. Gross unrealized appreciation and depreciation of investments aggregated $13,861,212 and $23,770,265, respectively, resulting in net unrealized depreciation of $9,909,053. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Bond Fund
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Sovereign Bond Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Bond Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating  the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the

Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was consistently higher than the median and average performance of its Universe, and was higher than or not appreciably lower than the performance of its benchmark indexes, the Lipper A-Rated Bond Funds Index and the Lehman Government/Corporate Bond Index, for the time periods under review.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was slightly lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was not appreciably higher than the Peer Group’s and Universe’s median total operating expense ratio.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of  the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Greater China Opportunities Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Growth Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

■	No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

■	Reduces the amount of paper mail you receive from
John Hancock Funds.

■	Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees
Ronald R. Dion, Chairman
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and
Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer
John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management
LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.

210SA 11/05 1/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a)	Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b)	Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post- trade reporting and a 30 day hold requirement for all employees.

(c)	A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds - Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: January 27, 2006